Note 3 - Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
Note 3 - Selling, General and Administrative Expenses

3            Selling, general and administrative expenses

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

Services and fees	115,883	153,773	128,090
Labor cost (*)	444,436	481,854	470,928
Depreciation of property, plant and equipment	26,814	18,524	16,968
Amortization of intangible assets	82,355	41,967	206,672
Depreciation of right-of-use assets	17,664	15,564	-
Commissions, freight and other selling expenses	310,815	441,442	491,555
Provisions for contingencies	11,957	28,565	23,498
Allowances for doubtful accounts	4,644	(16,256)	1,751
Taxes	63,234	110,876	71,110
Other	41,425	89,665	99,404
	1,119,227	1,365,974	1,509,976

(*) For the year ended December 2020, 2019 and 2018, labor cost includes approximately $61.2 million, $7.4 million and $10.2 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.